Insurance Contract Liabilities - Provision for unearned premiums, gross (Details) - Insurance contracts, gross - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Insurance Contract Liabilities
Provision for unearned premiums - January 1	$ 10,437.7	$ 8,397.5
Gross premiums written	27,561.7	23,796.0
Less: gross premiums earned	(26,106.7)	(21,673.6)
Acquisitions of subsidiaries		64.1
Divestiture of subsidiary		(62.9)
Foreign exchange effect and other	(200.9)	(83.4)
Provision for unearned premiums - December 31	$ 11,691.8	$ 10,437.7